LEASES	9 Months Ended
Sep. 30, 2026
Lease liabilities [abstract]
LEASES

13. LEASES
A) Right-of-Use Assets, Net

	Real Estate	Transportation and Storage Assets (1)	Refining Assets	Other Assets (2)	Total
COST
As at December 31, 2025	611	2,635	148	122	3,516
Additions	4	28	—	12	44
Modifications	1	27	—	—	28
Divestitures	—	—	—	(2)	(2)
Exchange Rate Movements and Other	(37)	39	6	(9)	(1)
As at September 30, 2026	579	2,729	154	123	3,585

ACCUMULATED DEPRECIATION
As at December 31, 2025	223	977	92	71	1,363
Depreciation	27	188	6	20	241
Exchange Rate Movements and Other	(20)	16	4	(11)	(11)
As at September 30, 2026	230	1,181	102	80	1,593

CARRYING VALUE
As at December 31, 2025	388	1,658	56	51	2,153
As at September 30, 2026	349	1,548	52	43	1,992
(1)Includes a pipeline, storage tanks, terminals, railcars, vessels and a natural gas processing plant.
(2)Includes fleet vehicles, camps and other field equipment.
B) Lease Liabilities

Total
As at December 31, 2025	3,175
Additions	43
Interest Expense (Note 6)	134
Lease Payments	(406)
Divestitures	(3)
Modifications	28
Exchange Rate Movements and Other	32
As at September 30, 2026	3,003
Less: Current Portion	388
Long-Term Portion	2,615